Non-Interest Revenue and Expense Detail (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details Of Certain Statements Of Income Lines Details [Abstract]
Gain on sale of investment in Concur Technologies	$ 744,000,000	$ 0	$ 0
Global Network Services partner revenues	694,000,000	650,000,000	664,000,000
Net realized gains on investment securities	100,000,000	136,000,000	126,000,000
Other	1,451,000,000	1,488,000,000	1,635,000,000
Total Other revenues	2,989,000,000	2,274,000,000	2,425,000,000
Gross realized losses on investment securities	$ 0	$ 0	$ 1,000,000